Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Schedule of Intangible assets, net

	As of
	December 31,
	2017	2018
	RMB	RMB
Customer database	9,697	9,697
Trademark	162	162
Less: Accumulated amortization	(2,647)	(4,436)
Intangible assets, net	7,212	5,423

Schedule of amortization expenses related to the intangible assets for future periods

	For the year ended December 31,
						2024 and
	2019	2020	2021	2022	2023	thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	1,793	1,793	1,793	44	—	—